Related Party Balances and Transactions - Schedule of Amounts Due from Related Parties (Details)	12 Months Ended
	Dec. 31, 2024 HKD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 HKD ($)
Jiamei [Member]
Schedule of Amounts Due from Related Parties [Line Items]
Nature	Accounts receivable
Total amounts due from related parties	$ 570,149	$ 73,400
Jiamei [Member]
Schedule of Amounts Due from Related Parties [Line Items]
Nature	Fund Transfer
Total amounts due from related parties			2,086,415
Related Party [Member]
Schedule of Amounts Due from Related Parties [Line Items]
Total amounts due from related parties	$ 570,149	$ 73,400	$ 2,086,415